Pension and OPEB Plans (Schedule of Amounts Recognized in Balance Sheet) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Other noncurrent liabilities		$ (1,244)	$ (1,384)	$ (1,442)
Accumulated other comprehensive net loss (income)		$ (247)	(184)	(180)
Reclassification from regulatory assets related to employee retirement liabilities to other comprehensive income	$ (20)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Other noncurrent assets			29	23
Regulatory assets			331	346
Total assets recognized			360	369
Other current liabilities			(6)	(5)
Other noncurrent liabilities			(744)	(811)
Total liabilities recognized			(750)	(816)
Accumulated other comprehensive net loss (income)			144	145
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Other current liabilities			(13)	(13)
Other noncurrent liabilities			(513)	(525)
Regulatory liabilities			(165)	(157)
Total liabilities recognized			(691)	(695)
Accumulated other comprehensive net loss (income)			$ (1)	$ (1)